Finance Income and Costs - Details of Finance Income and Costs (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Finance income
Interest income	₩ 337,258	₩ 212,451	₩ 182,475
Dividend income	63,345	92,962	41,000
Gain on foreign currency transactions	716,060	785,616	1,032,552
Gain on foreign currency translations	212,443	564,016	377,723
Gain on derivatives transactions	247,513	210,727	316,524
Gain on valuations of derivatives	96,986	64,735	147,111
Gain on disposals of available-for-sale financial assets		425,684	130,830
Gain on valuations of financial assets at fair value through profit or loss	16,149
Others	16,216	16,476	3,765
Finance income	1,705,970	2,372,667	2,231,980
Finance costs
Interest expenses	(741,296)	(653,115)	(658,726)
Loss on foreign currency transactions	(810,857)	(756,654)	(1,147,192)
Loss on foreign currency translations	(321,748)	(422,880)	(405,391)
Loss on derivatives transactions	(208,772)	(236,273)	(338,314)
Loss on valuation of derivatives	(40,674)	(226,487)	(162,676)
Impairment loss on available-for-sale financial assets		(123,214)	(248,404)
Loss on valuations of financial assets at fair value through profit or loss	(59,442)
Others	(61,627)	(65,654)	(53,487)
Finance costs	₩ (2,244,416)	₩ (2,484,277)	₩ (3,014,190)